STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 8,653,008	$ 14,840,302
General and administrative	4,758,803	6,653,024
Total operating expenses	13,411,811	21,493,326
Loss from operations	(13,411,811)	(21,493,326)
Other income/(expense):
Interest income	7,658	41,954
Interest expense	(28,403)	(143)
Other income, net	1,924,593	29,222,282
Total other income/(expense)	1,903,848	29,264,093
Net income/(loss)	$ (11,507,963)	$ 7,770,767
Net income/(loss) per share - basic	$ (0.56)	$ 0.38
Weighted-average shares outstanding- basic	20,408,616	20,381,554
Net income/(loss) per share - diluted	$ (0.56)	$ 0.31
Weighted-average shares outstanding- diluted	20,408,616	24,809,995